Establishment and operations	6 Months Ended
Jun. 30, 2026
Establishment and operations
Establishment and operations
1	Establishment and operations

Swvl Holdings Corp (the “Parent Company”) (formerly known as “Pivotal Holdings Corp”) is a business company limited by shares incorporated under the laws of the British Virgin Islands and was registered on 23 July 2021. The registered office of the Company is at P.O. Box 173, Kingston Chambers, Road Town, Tortola, the British Virgin Islands.

The condensed interim consolidated financial statements as at and for the six-month period ended 30 June 2026 consist of the Parent Company and its subsidiaries (together referred to as the “Group”). The Group’s principal head office is located in The Offices 4, One Central, Dubai World Trade Centre, Street 1, Dubai, United Arab Emirates.

Swvl Inc. was founded on 17 May 2017. Swvl Holdings Corp was incorporated as a direct wholly-owned subsidiary of Swvl Inc. As a result of various legal entity reorganization transactions undertaken in March 2022, Swvl Holdings Corp became the holding company of the Group, and the then-stockholders of Swvl Inc. became the stockholders of Swvl Holdings Corp. Swvl Inc. is the predecessor of Swvl Holdings Corp for financial reporting purposes.

The Group operates multimodal transportation networks that offer access to transportation options through the Group’s platform and mobile-based application. The Group also licenses its technology to transport operators to manage their service. The Group operates a technology platform that uses a widespread transportation network. The Group uses leading technology, operational excellence and product expertise to operate transportation services on predetermined routes. The Group develops and operates proprietary technology applications supporting a variety of offerings on its platform (“platform(s)” or “Platform(s)”). The Group provides transportation services through contracting with other service providers (or transportation operators). Riders are collectively referred to as “end-user(s)” or “consumer(s)”. The drivers are referred to as “captain(s)”.

1.1	Consolidated subsidiaries

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed, or has right to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

As of 30 June 2026, the Group still maintained control for all subsidiaries, however, certain subsidiaries were decided to be held for sale or to be discontinued, subsidiaries listed below will be presented with the same alignment.

i)	Continued operations

	Country of	Legal ownership %		Principal
Company name	incorporation	30-Jun-26	31-Dec-25	business activities
Swvl Inc.	British Virgin Islands	100%	100%	Holding company
Swvl Group Corp	British Virgin Islands	100%	100%	Holding company
Swvl Holdco Corp	British Virgin Islands	100%	100%	Dormant entity
Pivotal Merger Sub Company I	Cayman Islands	100%	100%	Merger entity
Swvl Mobility Solutions Corp.	United States of America	100%	100%	Technology platform
Swvl for Smart Transport Applications and Services LLC	Egypt	99.80%	99.80%	Technology platform
Swvl Saudi for Information Technology	Kingdom of Saudi Arabia	100%	100%	Technology platform
Swvl Saudi Regional Headquarters	Kingdom of Saudi Arabia	100%	100%	Technology platform
Smart Mobility Solutions for Transportation Services (i)	Kingdom of Saudi Arabia	—%	—%	Technology platform
Swvl for Website Design Company (i)	Kuwait	—%	—%	Technology platform
Swvl for Mobility Solutions FZE (i)	United Arab Emirates	—%	—%	Technology platform

1.1	Consolidated subsidiaries (continued)

ii)	Discontinued operations

	Country of	Legal ownership %		Principal
Company name	incorporation	30-June-26	31-Dec-25	business activities
Swvl NBO Limited	Kenya	100%	100%	Technology platform
Swvl Technologies Ltd.	Kenya	100%	100%	Technology platform
Smart Way Transportation LLC (ii)	Jordan	—%	—%	Technology platform
Swvl My For Information Technology SDN BHD	Malaysia	100%	100%	Technology platform
Viapool Inc.	Delaware, USA	51%	51%	Technology platform
Movilidad Digital SAS, a subsidiary of Viapool, Inc.	Argentina	51%	51%	Holding company
Viapool SRL, a subsidiary of Viapool, Inc.	Argentina	51%	51%	Technology platform
Viapool SPA, a subsidiary of Viapool, Inc.	Chile	51%	51%	Technology platform
Swvl Brasil Tecnologia LTDA, a subsidiary of Viapool, Inc.	Brazil	51%	51%	Technology platform
Door2Door GmbH, a subsidiary of Swvl Germany GmbH	Germany	100%	100%	Technology platform
Swvl Germany GmbH (formerly "Blitz B22-203 GmbH")	Germany	100%	100%	Holding company

The Group, in certain cases, is required to have a resident as one of the shareholders besides the Parent Company to comply with local laws and regulations. However, in such cases, the Group continues to remain the economic beneficiary of the shareholding held by such resident shareholder and therefore is said to have a “beneficial ownership” of such non-controlling interests. Legal ownership and beneficial ownership are the same except as indicated below.

(i)	The Parent Company’s subsidiary’s Swvl for Mobility Solutions FZE and Smart Mobility Solutions for Transportation Services were incorporated during the year ended 31 December 2024. Further, Swvl for Website Design Company was incorporated during the year ended 31 December 2025. The subsidiaries are currently legally owned by a member of the Group’s management and are in the process of a legal ownership transfer to the Group. The subsidiaries have been consolidated based on the beneficial ownership and effective control.
(ii)	The Parent Company’s subsidiary Smart Way Transportation LLC was incorporated during the year ended 31 December 2021. The subsidiary is currently legally owned by a member of the Group’s management. During 2022, the Group’s board of directors resolved to discontinue the subsidiary’s operations. As of 30 June 2026, the company is still in liquidation process. The subsidiary has been consolidated based on the beneficial ownership and effective control.